Schedule of Investments(a)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-67.00%
Agricultural & Farm Machinery-1.13%
John Deere Capital Corp. (SOFR + 0.44%)(b)	4.79%	03/06/2026	$10,000	$10,018,030
John Deere Capital Corp. (SOFR + 0.50%)(b)	4.85%	03/06/2028	10,000	9,982,106
				20,000,136
Agricultural Products & Services-0.57%
Cargill, Inc. (SOFR + 0.61%)(b)(c)	4.95%	02/11/2028	10,000	10,007,923
Application Software-0.14%
Synopsys, Inc.	4.55%	04/01/2027	2,500	2,504,542
Asset Management & Custody Banks-2.48%
Blue Owl Capital Corp.	4.25%	01/15/2026	10,000	9,942,908
Mizuho Markets Cayman L.P. (Japan) (SOFR + 1.10%)(b)(c)	5.44%	11/21/2025	15,000	15,050,956
State Street Corp.(d)	4.54%	04/24/2028	1,432	1,435,721
State Street Corp. (SOFR + 0.64%)(b)	4.98%	10/22/2027	2,857	2,854,621
State Street Corp. (SOFR + 0.85%)(b)	5.18%	08/03/2026	14,458	14,520,297
				43,804,503
Automobile Manufacturers-4.50%
American Honda Finance Corp. (SOFR + 0.72%)(b)	5.06%	10/05/2026	15,000	15,027,412
American Honda Finance Corp. (SOFR + 0.82%)(b)	5.16%	03/03/2028	10,000	10,004,149
Daimler Truck Finance North America LLC (Germany)(c)	5.13%	09/25/2027	5,905	5,964,892
Daimler Truck Finance North America LLC (Germany)(c)	5.60%	08/08/2025	6,450	6,458,435
Mercedes-Benz Finance North America LLC (Germany)(c)	4.80%	03/30/2026	11,104	11,128,849
Mercedes-Benz Finance North America LLC (Germany) (SOFR + 0.57%)(b)(c)	4.91%	08/01/2025	10,000	10,002,439
Volkswagen Group of America Finance LLC (Germany)(c)	3.95%	06/06/2025	1,000	999,897
Volkswagen Group of America Finance LLC (Germany) (SOFR + 0.83%)(b)(c)	5.18%	03/20/2026	10,000	10,015,377
Volkswagen Group of America Finance LLC (Germany)(c)	6.00%	11/16/2026	9,785	9,921,640
				79,523,090
Automotive Retail-0.61%
BMW US Capital LLC (Germany) (SOFR + 0.80%)(b)(c)	5.14%	08/13/2026	10,811	10,850,507
Broadline Retail-0.25%
eBay, Inc.	1.40%	05/10/2026	4,500	4,370,316
Commercial & Residential Mortgage Finance-0.11%
Aviation Capital Group LLC(c)	4.75%	04/14/2027	1,936	1,929,419
Consumer Finance-3.25%
American Express Co. (SOFR + 1.35%)(b)	5.69%	10/30/2026	15,000	15,066,114
Capital One Financial Corp.	3.75%	03/09/2027	6,081	6,006,071
General Motors Financial Co., Inc.	5.00%	07/15/2027	3,333	3,336,868
General Motors Financial Co., Inc. (SOFR + 1.17%)(b)	5.53%	04/04/2028	10,000	9,877,271
Toyota Motor Credit Corp. (SOFR + 0.65%)(b)	4.99%	01/05/2026	15,000	15,026,315
Toyota Motor Credit Corp.	5.40%	11/20/2026	8,000	8,125,699
				57,438,338
Diversified Banks-27.06%
Australia and New Zealand Banking Group Ltd. (Australia) (SOFR + 0.81%)(b)(c)	5.15%	01/18/2027	14,000	14,104,502
Bank of America N.A.	5.53%	08/18/2026	15,000	15,195,968
Bank of Montreal (Canada) (SOFR + 0.76%)(b)	5.10%	06/04/2027	10,000	10,012,586
Bank of Montreal (Canada) (SOFR + 0.95%)(b)	5.30%	09/25/2025	15,000	15,031,296
Bank of New York Mellon (The) (SOFR + 0.71%)(b)	5.05%	04/20/2027	3,311	3,320,906
Bank of Nova Scotia (The) (Canada) (SOFR + 1.09%)(b)	5.44%	06/12/2025	20,000	20,006,424
Barclays Bank PLC (United Kingdom) (SOFR + 0.58%)(b)	4.92%	08/14/2026	12,000	11,946,743
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.93%)(b)	5.28%	09/11/2027	$10,000	$10,020,534
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.22%)(b)	5.57%	10/02/2026	15,000	15,096,372
Citigroup, Inc.(d)	4.64%	05/07/2028	10,000	9,986,227
Commonwealth Bank of Australia (Australia) (SOFR + 0.75%)(b)(c)	5.10%	03/13/2026	14,512	14,558,571
Cooperatieve Rabobank U.A. (SOFR + 0.59%)(b)	4.93%	05/27/2027	8,571	8,581,751
Cooperatieve Rabobank U.A. (Netherlands) (SOFR + 0.62%)(b)	4.96%	08/28/2026	8,035	8,062,257
Fifth Third Bank N.A.	3.95%	07/28/2025	10,000	9,990,445
Fifth Third Bank N.A. (SOFR + 0.81%)(b)	5.15%	01/28/2028	5,300	5,297,669
Goldman Sachs Bank USA(d)	4.65%	03/07/2027	10,000	10,176,414
HSBC USA, Inc. (SOFR + 0.97%)(b)	5.31%	06/03/2028	6,522	6,532,438
Huntington National Bank (The) (SOFR + 0.72%)(b)	5.06%	04/12/2028	6,897	6,883,356
ING Groep N.V. (Netherlands) (SOFR + 1.56%)(b)	5.91%	09/11/2027	10,000	10,089,545
JPMorgan Chase Bank N.A.	5.11%	12/08/2026	7,589	7,676,877
Morgan Stanley Bank N.A. (SOFR + 0.69%)(b)	5.03%	10/15/2027	10,000	10,004,961
Morgan Stanley Bank N.A. (SOFR + 0.78%)(b)	5.12%	07/16/2025	13,514	13,517,545
National Australia Bank Ltd. (Australia)	4.97%	01/12/2026	13,334	13,389,360
National Bank of Canada (Canada) (SOFR + 0.80%)(b)	5.14%	08/20/2026	10,000	9,992,613
National Bank of Canada (Canada) (SOFR + 1.03%)(b)	5.38%	07/02/2027	5,797	5,810,689
Nordea Bank Abp (Finland)(c)	4.38%	03/17/2028	5,000	5,014,797
Nordea Bank Abp (Finland) (SOFR + 0.74%)(b)(c)	5.09%	03/19/2027	14,286	14,352,262
PNC Bank, N.A.(d)	4.54%	05/13/2027	6,977	6,978,710
PNC Financial Services Group, Inc. (The)(d)	5.81%	06/12/2026	10,000	10,002,068
Royal Bank of Canada (Canada) (SOFR + 0.95%)(b)	5.29%	01/19/2027	16,667	16,791,137
Societe Generale S.A. (France)(c)(d)	1.49%	12/14/2026	10,437	10,242,475
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	5.20%	03/07/2027	6,557	6,640,482
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	5.65%	09/14/2026	4,349	4,411,592
Svenska Handelsbanken AB (Sweden) (SOFR + 0.74%)(b)(c)	5.08%	05/23/2028	6,522	6,537,028
Swedbank AB (Sweden) (SOFR + 1.38%)(b)(c)	5.73%	06/15/2026	15,000	15,157,485
Swedbank AB (Sweden)(c)	6.14%	09/12/2026	8,130	8,297,727
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.82%)(b)	5.16%	01/31/2028	8,791	8,803,272
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.91%)(b)	5.25%	06/02/2028	10,000	10,007,007
Toronto-Dominion Bank (The) (Canada) (SOFR + 1.00%)(b)	5.34%	10/20/2026	9,800	9,801,954
Toronto-Dominion Bank (The) (Canada) (SOFR + 1.08%)(b)	5.42%	07/17/2026	13,050	13,132,791
U.S. Bank N.A. (SOFR + 0.69%)(b)	5.03%	10/22/2027	10,000	9,997,965
U.S. Bank N.A. (SOFR + 0.91%)(b)	5.25%	05/15/2028	10,000	10,020,627
UBS AG (Switzerland)(d)	4.86%	01/10/2028	5,608	5,638,183
UBS AG (Switzerland)	5.80%	09/11/2025	14,927	14,977,015
Wells Fargo & Co. (SOFR + 0.78%)(b)	5.12%	01/24/2028	7,461	7,434,307
Wells Fargo Bank N.A. (SOFR + 0.71%)(b)	5.05%	01/15/2026	6,400	6,411,527
Wells Fargo Bank N.A. (SOFR + 0.80%)(b)	5.14%	08/01/2025	12,000	12,005,768
				477,942,228
Diversified Metals & Mining-1.73%
BHP Billiton Finance (USA) Ltd. (Australia)	5.25%	09/08/2026	14,815	14,981,584
Glencore Funding LLC (Australia) (SOFR + 0.75%)(b)(c)	5.10%	10/01/2026	5,357	5,361,467
Glencore Funding LLC (Australia) (SOFR + 1.06%)(b)(c)	5.41%	04/04/2027	8,522	8,551,420
Rio Tinto Finance (USA) PLC (Australia)	4.38%	03/12/2027	1,741	1,746,366
				30,640,837
Electric Utilities-1.10%
NextEra Energy Capital Holdings, Inc. (SOFR + 0.76%)(b)	5.10%	01/29/2026	11,456	11,488,777
NextEra Energy Capital Holdings, Inc. (SOFR + 0.80%)(b)	5.14%	02/04/2028	7,330	7,344,355
Pinnacle West Capital Corp.	4.90%	05/15/2028	649	654,188
				19,487,320
Fertilizers & Agricultural Chemicals-0.34%
Nutrien Ltd. (Canada)	4.50%	03/12/2027	5,970	5,966,609
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Home Improvement Retail-0.64%
Home Depot, Inc. (The)	5.15%	06/25/2026	$4,504	$4,546,907
Lowe’s Cos., Inc.	4.80%	04/01/2026	6,766	6,780,026
				11,326,933
Integrated Oil & Gas-0.37%
Chevron USA, Inc. (SOFR + 0.36%)(b)	4.70%	02/26/2027	6,465	6,467,598
Investment Banking & Brokerage-2.11%
Goldman Sachs Group, Inc. (The)(d)	4.94%	04/23/2028	5,129	5,156,506
Goldman Sachs Group, Inc. (The) (SOFR + 1.07%)(b)	5.40%	08/10/2026	12,000	12,016,828
Jefferies Financial Group, Inc.	5.00%	02/10/2026	9,130	9,130,202
Jefferies Financial Group, Inc.	5.03%	03/16/2026	10,929	10,942,873
				37,246,409
Life & Health Insurance-12.72%
Athene Global Funding (SOFR + 1.03%)(b)(c)	5.37%	08/27/2026	10,000	10,021,596
Athene Global Funding (SOFR + 1.21%)(b)(c)	5.56%	03/25/2027	12,000	12,090,408
Athene Global Funding(c)	5.62%	05/08/2026	12,000	12,106,623
Brighthouse Financial Global Funding(c)	5.55%	04/09/2027	8,150	8,257,909
CNO Global Funding(c)	4.88%	12/10/2027	4,918	4,933,379
Corebridge Global Funding (SOFR + 0.75%)(b)(c)	5.09%	01/07/2028	10,000	9,959,741
Corebridge Global Funding (SOFR + 1.30%)(b)(c)	5.65%	09/25/2026	15,000	15,108,495
Corebridge Global Funding(c)	5.75%	07/02/2026	7,758	7,858,188
GA Global Funding Trust(c)	2.25%	01/06/2027	3,700	3,555,530
Jackson National Life Global Funding(c)	5.50%	01/09/2026	16,667	16,744,378
Jackson National Life Global Funding(c)	5.55%	07/02/2027	6,719	6,834,012
MassMutual Global Funding II (SOFR + 0.77%)(b)(c)	5.11%	01/29/2027	15,000	15,056,718
MassMutual Global Funding II (SOFR + 0.98%)(b)(c)	5.32%	07/10/2026	13,500	13,600,625
Met Tower Global Funding(c)	5.40%	06/20/2026	10,000	10,102,796
New York Life Global Funding(c)	4.40%	04/25/2028	3,695	3,703,366
New York Life Global Funding (SOFR + 0.67%)(b)(c)	5.02%	04/02/2027	7,000	7,019,222
Pacific Life Global Funding II(c)	4.45%	05/01/2028	9,434	9,450,905
Pacific Life Global Funding II (SOFR + 0.60%)(b)(c)	4.95%	03/27/2026	9,750	9,769,344
Pacific Life Global Funding II (SOFR + 0.86%)(b)(c)	5.21%	06/16/2025	5,500	5,501,643
Pacific Life Global Funding II (SOFR + 1.05%)(b)(c)	5.39%	07/28/2026	12,500	12,582,963
Pricoa Global Funding I(c)	5.55%	08/28/2026	3,407	3,452,892
Principal Life Global Funding II(c)	4.60%	08/19/2027	4,777	4,789,778
Principal Life Global Funding II(c)	5.00%	01/16/2027	4,500	4,535,422
Protective Life Global Funding(c)	5.37%	01/06/2026	10,339	10,384,111
Reliance Standard Life Global Funding II(c)	5.24%	02/02/2026	7,125	7,146,515
				224,566,559
Multi-line Insurance-0.77%
USAA Capital Corp.(c)	4.38%	06/01/2028	3,330	3,332,305
USAA Capital Corp.(c)	5.25%	06/01/2027	10,000	10,185,168
				13,517,473
Oil & Gas Storage & Transportation-0.27%
Enbridge, Inc. (Canada)	5.25%	04/05/2027	4,666	4,722,320
Packaged Foods & Meats-0.47%
Mars, Inc.(c)	4.45%	03/01/2027	5,956	5,964,372
The Campbell’s Company	5.30%	03/20/2026	2,352	2,362,342
				8,326,714
Pharmaceuticals-1.22%
Bristol-Myers Squibb Co. (SOFR + 0.49%)(b)	4.83%	02/20/2026	4,651	4,659,328
Eli Lilly and Co.	5.00%	02/27/2026	10,257	10,257,427
GlaxoSmithKline Capital PLC (United Kingdom) (SOFR + 0.50%)(b)	4.85%	03/12/2027	6,593	6,610,590
				21,527,345
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retail REITs-0.21%
Realty Income Corp.	5.05%	01/13/2026	$3,687	$3,680,144
Self-Storage REITs-0.57%
Public Storage Operating Co. (SOFR + 0.70%)(b)	5.04%	04/16/2027	10,000	10,001,532
Semiconductors-0.57%
Advanced Micro Devices, Inc.	4.21%	09/24/2026	10,000	10,009,388
Soft Drinks & Non-alcoholic Beverages-0.57%
Keurig Dr Pepper, Inc. (SOFR + 0.88%)(b)	5.23%	03/15/2027	10,000	10,044,691
Specialized Finance-1.28%
National Rural Utilities Cooperative Finance Corp.	5.10%	05/06/2027	7,500	7,603,404
National Rural Utilities Cooperative Finance Corp. (SOFR + 0.82%)(b)	5.17%	09/16/2027	15,000	15,030,246
				22,633,650
Specialty Chemicals-0.26%
Sherwin-Williams Co. (The)	4.55%	03/01/2028	4,587	4,610,308
Systems Software-0.83%
Oracle Corp.	1.65%	03/25/2026	14,972	14,610,042
Trading Companies & Distributors-0.62%
Air Lease Corp.	3.38%	07/01/2025	11,000	10,986,137
Transaction & Payment Processing Services-0.25%
PayPal Holdings, Inc.	4.45%	03/06/2028	4,464	4,484,883
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,178,429,338)				1,183,227,894
Commercial Paper-14.21%(e)
Aerospace & Defense-0.79%
Huntington Ingalls Industries, Inc.(c)	5.05%	06/03/2025	14,000	13,992,041
Automobile Manufacturers-1.69%
Harley-Davidson Financial Services, Inc.(c)	5.13%	06/02/2025	10,000	9,996,110
Harley-Davidson Financial Services, Inc.(c)	5.12%	06/09/2025	10,000	9,986,960
Harley-Davidson Financial Services, Inc.(c)	5.17%	07/22/2025	10,000	9,929,960
				29,913,030
Construction & Engineering-0.96%
Quanta Services, Inc.(c)	4.91%	06/04/2025	17,000	16,988,678
Diversified Capital Markets-2.54%
Brookfield BRP Holdings Canada, Inc. (Canada)	5.06%	06/11/2025	7,000	6,989,283
Brookfield Corporate Treasury Ltd. (Canada)(c)	4.82%	06/26/2025	20,000	19,929,300
Brookfield Infrastructure Holdings, Inc. (Canada)	5.08%	06/03/2025	18,000	17,990,856
				44,909,439
Gas Utilities-0.79%
WGL Holdings, Inc.(c)	5.01%	06/05/2025	14,000	13,989,626
Independent Power Producers & Energy Traders-0.82%
AES Corp (The)(c)	4.81%	06/05/2025	14,500	14,488,444
Oil & Gas Exploration & Production-1.42%
APA Corp.(c)	4.95%	06/02/2025	25,000	24,989,522
Packaged Foods & Meats-1.13%
Conagra Brands, Inc.(c)	4.80%	06/03/2025	20,000	19,989,560
Paper & Plastic Packaging Products & Materials-0.91%
Sonoco Products Co.	5.01%-5.17%	06/12/2025	16,000	15,970,368
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Technology Distributors-1.08%
Arrow Electronics, Inc.(c)	4.79%	06/04/2025	$19,000	$18,987,403
Telecom Tower REITs-0.85%
Crown Castle, Inc.(c)	5.04%	06/03/2025	15,000	14,991,900
Trading Companies & Distributors-0.66%
Air Lease Corp.(c)	4.85%	06/04/2025	11,700	11,692,360
Transaction & Payment Processing Services-0.57%
Global Payments, Inc.	4.90%	06/02/2025	10,000	9,995,921
Total Commercial Paper (Cost $250,955,298)				250,898,292
Asset-Backed Securities-11.71%
Auto Loans/Leases-9.27%
AutoNation Finance Trust 2025-1; Series 2025-1A, Class A2(c)	4.72%	04/10/2028	5,760	5,763,368
Barclays Dryrock Issuance Trust; Series 2023-2, Class A (30 Day Average SOFR + 0.90%)(b)	5.23%	08/15/2028	13,880	13,905,062
BMW Vehicle Lease Trust; Series 2024-2, Class A2A	4.29%	01/25/2027	3,566	3,558,856
CarMax Auto Owner Trust;
Series 2024-1, Class A3	4.92%	10/16/2028	9,860	9,900,988
Series 2025-2, Class A2A	4.59%	07/17/2028	3,640	3,643,198
CCG Receivables Trust; Series 2025-1, Class A2(c)	4.48%	10/14/2032	4,550	4,553,611
Chesapeake Funding II LLC (Canada);
Series 2023-1A, Class A1(c)	5.65%	05/15/2035	2,777	2,789,709
Series 2023-2A, Class A2 (30 Day Average SOFR + 1.10%)(b)(c)	5.43%	10/15/2035	8,008	8,043,074
Series 2024-1A, Class A2 (30 Day Average SOFR + 0.77%)(b)(c)	5.10%	05/15/2036	1,887	1,889,335
Citizens Auto Receivables Trust;
Series 2023-2, Class A2A(c)	6.09%	10/15/2026	198	198,381
Series 2024-2, Class A3(c)	5.33%	08/15/2028	7,625	7,676,969
DLLST LLC; Series 2024-1A, Class A3(c)	5.05%	08/20/2027	5,440	5,457,627
Enterprise Fleet Financing LLC;
Series 2023-3, Class A2(c)	6.40%	03/20/2030	6,136	6,227,386
Series 2024-1, Class A2(c)	5.23%	03/20/2030	2,805	2,822,107
Series 2024-3, Class A2(c)	5.31%	04/20/2027	3,187	3,197,799
Series 2024-4, Class A2(c)	4.69%	07/20/2027	4,125	4,127,838
GM Financial Automobile Leasing Trust; Series 2025-2, Class A2B (30 Day Average SOFR + 0.50%)(b)	4.83%	07/20/2027	2,500	2,501,070
GreatAmerica Leasing Receivables Funding LLC;
Series 2023-1, Class A2(c)	5.35%	02/16/2026	971	971,339
Series 2024-2, Class A3(c)	5.00%	09/15/2028	4,000	4,037,221
Series 2025-1, Class A2(c)	4.52%	10/15/2027	2,600	2,598,210
Harley-Davidson Motorcycle Trust; Series 2025-A, Class A2A	4.71%	07/17/2028	2,500	2,501,328
Hyundai Auto Lease Securitization Trust;
Series 2024-C, Class A2B (30 Day Average SOFR + 0.50%)(b)(c)	4.83%	03/15/2027	2,929	2,929,694
Series 2025-B, Class A3(c)	4.53%	04/17/2028	3,200	3,213,141
Hyundai Auto Receivables Trust; Series 2025-A, Class A2B (30 Day Average SOFR + 0.34%)(b)	4.67%	12/15/2027	7,760	7,752,147
John Deere Owner Trust;
Series 2023-C, Class A2	5.76%	08/17/2026	331	331,184
Series 2025-A, Class A2B (30 Day Average SOFR + 0.29%)(b)	4.62%	03/15/2028	4,420	4,419,175
M&T Equipment 2025-LEAF1 Notes; Series 2025-1A, Class A2(c)	4.70%	12/16/2027	4,000	4,008,380
Mercedes-Benz Auto Lease Trust; Series 2024-A, Class A2A	5.44%	02/16/2027	5,650	5,664,387
Porsche Innovative Lease Owner Trust; Series 2024-1A, Class A3(c)	4.67%	11/22/2027	2,500	2,505,837
Tesla Auto Lease Trust; Series 2023-A, Class A3(c)	5.89%	06/22/2026	1,147	1,148,099
Toyota Auto Receivables 2025-B Owner Trust; Series 2025-B, Class A2A	4.46%	03/15/2028	6,900	6,904,779
Westlake Automobile Receivables Trust; Series 2025-P1, Class A2(c)	4.65%	02/15/2028	5,300	5,304,895
Wheels Fleet Lease Funding 1 LLC;
Series 2023-2A, Class A(c)	6.46%	08/18/2038	6,391	6,477,097
Series 2024-1A, Class A2 (1 mo. Term SOFR + 0.83%)(b)(c)	5.16%	02/18/2039	4,094	4,100,242
Series 2024-2A, Class A2 (1 mo. Term SOFR + 1.00%)(b)(c)	5.33%	06/21/2039	4,000	4,016,751
Series 2025-1A, Class A1(c)	4.57%	01/18/2040	6,750	6,763,153
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Loans/Leases-(continued)
World Omni Automobile Lease Securitization Trust; Series 2025-A, Class A2B (30 Day Average SOFR + 0.39%)(b)	4.72%	12/15/2027	$1,930	$1,928,376
				163,831,813
Equipment Leasing-0.54%
Dell Equipment Finance Trust;
Series 2024-1, Class A3(c)	5.39%	03/22/2030	2,750	2,772,938
Series 2025-1, Class A3(c)	4.61%	02/24/2031	2,480	2,495,530
HPEFS Equipment Trust; Series 2024-2A, Class A2(c)	5.50%	10/20/2031	4,261	4,270,893
				9,539,361
Specialized Finance-1.90%
Capital One Multi-Asset Execution Trust; Series 2022-A3, Class A	4.95%	10/15/2027	10,000	10,012,620
First National Master Note Trust; Series 2024-1, Class A	5.34%	05/15/2030	3,870	3,941,079
Navient Private Education Refi Loan Trust;
Series 2020-FA, Class A(c)	1.22%	07/15/2069	4,190	3,889,536
Series 2021-FA, Class A(c)	1.11%	02/18/2070	2,733	2,407,517
Synchrony Card Funding LLC; Series 2024-A1, Class A	5.04%	03/15/2030	10,000	10,123,226
Volvo Financial Equipment LLC; Series 2025-1A, Class A2(c)	4.41%	11/15/2027	3,150	3,146,941
				33,520,919
Total Asset-Backed Securities (Cost $206,720,728)				206,892,093
Certificates of Deposit-1.98%
Diversified Banks-1.98%
Intesa Sanpaolo S.p.A. (New York Branch)	5.71%	07/16/2025	10,000	10,011,560
Intesa Sanpaolo S.p.A. (New York Branch)	5.00%	01/07/2026	10,000	10,007,340
Natixis S.A. (France) (SOFR + 0.60%)(b)	4.90%	08/04/2025	15,000	15,012,704
Total Certificates of Deposit (Cost $35,000,000)				35,031,604
U.S. Treasury Securities-0.57%
U.S. Treasury Notes-0.57%
U.S. Treasury Notes (Cost $9,964,137)	4.50%	03/31/2026	10,000	10,024,714
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-95.47% (Cost $1,681,069,501)				1,686,074,597
			Repurchase Amount
Repurchase Agreements-5.38%(f)
BofA Securities, Inc., term agreement dated 05/05/2025, maturing value of $20,254,917 (collateralized by corporate obligations valued at $21,767,789; 0.00% - 11.18%; 04/29/2026 - 05/11/2038)(g)	4.83%	09/02/2025	20,254,917	20,000,000
CF Secured LLC, joint open agreement dated 02/07/2025 (collateralized by agency and non-agency mortgage-backed securities and non-agency asset-backed securities valued at $27,118,557; 1.41% - 11.00%; 08/25/2036 - 03/25/2065)(h)	5.08%	06/02/2025	15,067,454	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 05/15/2024 (collateralized by non-agency mortgage-backed securities valued at $197,090,702; 0.00% - 8.78%; 07/15/2029 - 09/25/2062)(h)	5.03%	06/02/2025	20,089,422	20,000,000
Nomura Securities International, Inc., joint term agreement dated 05/16/2025, aggregate maturing value of $30,012,700 (collateralized by non-agency asset-backed securities and non-agency mortgage-backed securities valued at $33,000,000; 0.00% - 12.32%; 01/20/2031 - 03/25/2070)(g)	5.08%	06/02/2025	20,008,467	20,000,000
Santander US Capital Markets LLC, term agreement dated 05/09/2025, maturing value of $20,008,383 (collateralized by non-agency asset-backed securities and a non-agency mortgage-backed security valued at $22,270,728; 0.00% - 14.05%; 04/15/2026 - 07/25/2059)(g)	5.03%	06/02/2025	20,008,383	20,000,000
Total Repurchase Agreements (Cost $95,000,000)				95,000,000
TOTAL INVESTMENTS IN SECURITIES-100.85% (Cost $1,776,069,501)				1,781,074,597
OTHER ASSETS LESS LIABILITIES-(0.85)%				(15,038,782)
NET ASSETS-100.00%				$1,766,035,815
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

Investment Abbreviations:
REITs	-Real Estate Investment Trusts
SOFR	-Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $769,365,028, which represented 43.56% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount equals value at period end.
(g)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Conservative Income Fund